INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2022
INCOME TAX
Schedule of net deferred tax assets

	December 31,	December 31,
	2022	2021
Deferred tax assets
Net operating loss carryforward	$(379)	$5,846
Start-up/organization Expenses	962,297	60,961
Total deferred tax assets	961,918	66,807
Valuation allowance	(961,918)	(66,807)
Deferred tax assets, net of allowance	$—	$—

Schedule of Income Tax Provision

		For the
		Period from
		March 30,
		2021
		(Inception)
	For the Year Ended	Through
	December 31,	December 31,
	2022	2021
Federal
Current	$187,225	$—
Deferred	(741,805)	(58,947)

State
Current	—	—
Deferred	(153,306)	(7,860)
Change in valuation allowance	895,111	66,807
Income tax provision	$187,225	$—

Summary of reconciliation of the federal income tax rate to the Company's effective tax rate

A reconciliation of the federal income tax rate to the Company’s effective tax rate at December 31, 2022 and 2021 is as follows:

		For the
		Period from
		March 30,
		2021
		(Inception)
	For the Year Ended	Through
	December 31,	December 31,
	2022	2021
Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	4.3%	2.8%
Change in fair value of Bridge Note- bifurcated derivative	(0.7)%	0.0%
Change in fair value of PIPE forward contract derivative	(1.4)%	0.0%
Change in valuation allowance	(29.3)%	(23.8)%
Income tax provision	(6.1)%	0.0%